Earnout Liability - Schedule of Fair Value of the Earnout Liability (Details)	Jun. 30, 2025
Discount rate [Member] | Minimum [Member]
Schedule of Fair Value of the Earnout Liability [Line Items]
Earnout liability key assumptions	20.7
Discount rate [Member] | Maximum [Member]
Schedule of Fair Value of the Earnout Liability [Line Items]
Earnout liability key assumptions	21
Expected term (years) [Member] | Minimum [Member]
Schedule of Fair Value of the Earnout Liability [Line Items]
Earnout liability key assumptions	0.5
Expected term (years) [Member] | Maximum [Member]
Schedule of Fair Value of the Earnout Liability [Line Items]
Earnout liability key assumptions	1
Expected Volatility [Member]
Schedule of Fair Value of the Earnout Liability [Line Items]
Earnout liability key assumptions	45.89
Risk-free interest rate [Member]
Schedule of Fair Value of the Earnout Liability [Line Items]
Earnout liability key assumptions	4.29